Bank and Other Borrowings (Details) - Loan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Bank and Other Borrowings [Line Items]
Short-term loan interest rate	5.00%
Loan amount	$ 424